Post-employment benefits - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Service cost	€ 26	€ 52	€ 46
Past service (credit)/cost	(23)	0	3
Net interest cost	2	2	1
Administrative expenses	2	2	2
Total cost	€ 7	€ 56	€ 52